Commitments, contingencies and guarantees - Maturities of Commitments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Contractual maturity [Domain] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 369,988
Contractual maturity [Domain] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	29,974
Contractual maturity [Domain] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	30,143
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	55,459
Contractual amount due less than 1 year [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	375
Contractual amount due less than 1 year [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	21,141
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	74,810
Contractual amount due 1 to 3 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	17,702
Contractual amount due 1 to 3 years [Member] | Commitments to purchase aircraft [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	9,002
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	126,139
Contractual amount due 3 to 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	1,503
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	113,580
Contractual amount due more than 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 10,394